Allocation of Proceeds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Preferred Stock [Line Items]
Proceeds received from the Treasury Department	$ 9,000	$ 4,000
Series A Preferred Stock
Preferred Stock [Line Items]
Proceeds received from the Treasury Department		3,770
Series B Preferred Stock
Preferred Stock [Line Items]
Proceeds received from the Treasury Department		$ 230